UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Heitman Real Estate Securities LLC
Address:  191 North Wacker Drive
          Suite 2500
          Chicago, IL  60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nancy B. Lynn
Title:    Vice President
Phone:    312-849-4153

Signature, Place and Date of Signing:

 /s/ Nancy B. Lynn                      Chicago, IL      April 24, 2009
------------------------------------    -------------    --------------
[Signature]                             [City, State]        [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:         FIVE (5)

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:   1,174,464

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number       Name

1         028-11931                  Old Mutual (US) Holdings, Inc.

2         028-11581                  Old Mutual Capital, Inc.

3         028-598                    The Penn Mutual Life Insurance Company

4         028-12002                  Heitman LLC

5         028-12003                  KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
13F for 1Q09
31-Mar-09

                                TITLE OF                     VALUE     SHARES/  SH/ PUT/  INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS             CUSIP    (x1000)    PRN AMT  PRN CALL  DSCRETN   MANAGERS  SOLE    SHARED  NONE
-----------------------         --------         ---------  --------   -------  --- ----  -------  ---------  -----   ------  ----
Acadia Realty Trust             COM SH BEN INT   004239109     16730   1576798  SH        DEFINED   1,4,5     566860         1009938
Acadia Realty Trust             COM SH BEN INT   004239109       518     48781  SH        OTHER     1,2,4,5    48781
Acadia Realty Trust             COM SH BEN INT   004239109       371     34922  SH        OTHER     1,3,4,5    34922
Alexandria Real Estate
 Equities Inc                   COM              015271109     38274   1051475  SH        DEFINED   1,4,5     389338          662137
Alexandria Real Estate
 Equities Inc                   COM              015271109      1172     32200  SH        OTHER     1,2,4,5    32200
Alexandria Real Estate
 Equities Inc                   COM              015271109       840     23075  SH        OTHER     1,3,4,5    23075
AMB Property Corp               COM              00163T109     12606    875391  SH        DEFINED   1,4,5     310504          564887
AMB Property Corp               COM              00163T109       370     25694  SH        OTHER     1,2,4,5    25694
AMB Property Corp               COM              00163T109       249     17275  SH        OTHER     1,3,4,5    17275
American Campus Communities     COM              024835100     21016   1210617  SH        DEFINED   1,4,5     446301          764316
American Campus Communities     COM              024835100       832     47916  SH        OTHER     1,2,4,5    47916
American Campus Communities     COM              024835100       619     35675  SH        OTHER     1,3,4,5    35675
Avalonbay Communities Inc       COM              053484101     62087   1319307  SH        DEFINED   1,4,5     497258          822049
Avalonbay Communities Inc       COM              053484101      1882     39992  SH        OTHER     1,2,4,5    39992
Avalonbay Communities Inc       COM              053484101      1265     26876  SH        OTHER     1,3,4,5    26876
Biomed Realty Trust Inc         COM              09063H107       869    128300  SH        DEFINED   1,4,5                     128300
Boston Properties Inc           COM              101121101     61957   1768687  SH        DEFINED   1,4,5     674208         1094479
Boston Properties Inc           COM              101121101      2102     60010  SH        OTHER     1,2,4,5    60010
Boston Properties Inc           COM              101121101      1485     42400  SH        OTHER     1,3,4,5    42400
Camden Property Trust           COM SH BEN INT   133131102     32378   1500366  SH        DEFINED   1,4,5     549922          950444
Camden Property Trust           COM SH BEN INT   133131102      1198     55500  SH        OTHER     1,2,4,5    55500
Camden Property Trust           COM SH BEN INT   133131102       880     40800  SH        OTHER     1,3,4,5    40800
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108     21937    883493  SH        DEFINED   1,4,5     352272          531221
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108       751     30251  SH        OTHER     1,2,4,5    30251
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108       546     22000  SH        OTHER     1,3,4,5    22000
Digital Realty Trust Inc        COM              253868103     46022   1387033  SH        DEFINED   1,4,5     530889          856144
Digital Realty Trust Inc        COM              253868103      1437     43316  SH        OTHER     1,2,4,5    43316
Digital Realty Trust Inc        COM              253868103      1035     31200  SH        OTHER     1,3,4,5    31200
Douglas Emmett Inc              COM              25960P109     21579   2920045  SH        DEFINED   1,4,5    1175553         1744492
Douglas Emmett Inc              COM              25960P109       740    100100  SH        OTHER     1,2,4,5   100100
Douglas Emmett Inc              COM              25960P109       538     72800  SH        OTHER     1,3,4,5    72800
Duke Realty Corporation         COM              264411505       303     55000  SH        DEFINED   1,4,5                      55000
EastGroup Properties Inc        COM              277276101      5335    190057  SH        DEFINED   1,4,5      73993          116064
Entertainment Properties
 Trust                          COM              29380T105     12050    764596  SH        DEFINED   1,4,5     210393          554203
Entertainment Properties
 Trust                          COM              29380T105       299     19000  SH        OTHER     1,2,4,5    19000
Entertainment Properties
 Trust                          COM              29380T105       206     13100  SH        OTHER     1,3,4,5    13100
Equity Lifestyle Properties
 Inc                            COM              29472R108     21053    552568  SH        DEFINED   1,4,5     194268          358300
Equity Lifestyle Properties
 Inc                            COM              29472R108       598     15700  SH        OTHER     1,2,4,5    15700
Equity Lifestyle Properties
 Inc                            COM              29472R108       415     10900  SH        OTHER     1,3,4,5    10900
Equity Residential              SH BEN INT       29476L107     60095   3274906  SH        DEFINED   1,4,5    1217105         2057801
Equity Residential              SH BEN INT       29476L107      1511     82324  SH        OTHER     1,2,4,5    82324
Equity Residential              SH BEN INT       29476L107      1072     58400  SH        OTHER     1,3,4,5    58400
Essex Property Trust Inc        COM              297178105     17269    301168  SH        DEFINED   1,4,5     114450          186718
Essex Property Trust Inc        COM              297178105       762     13282  SH        OTHER     1,2,4,5    13282
Essex Property Trust Inc        COM              297178105       573     10000  SH        OTHER     1,3,4,5    10000
Federal Realty Investment
 Trust                          COM              313747206     32032    696341  SH        DEFINED   1,4,5     257653          438688
Federal Realty Investment
 Trust                          COM              313747206       983     21375  SH        OTHER     1,2,4,5    21375
Federal Realty Investment
 Trust                          COM              313747206       718     15600  SH        OTHER     1,3,4,5    15600
HCP Inc                         COM              40414L109     58551   3280157  SH        DEFINED   1,4,5    1120669         2159488
HCP Inc                         COM              40414L109      1521     85205  SH        OTHER     1,2,4,5    85205
HCP Inc                         COM              40414L109      1073     60100  SH        OTHER     1,3,4,5    60100
Health Care REIT Inc            COM              42217K106     48073   1571529  SH        DEFINED   1,4,5     552584         1018945
Health Care REIT Inc            COM              42217K106      1578     51571  SH        OTHER     1,2,4,5    51571
Health Care REIT Inc            COM              42217K106      1100     35950  SH        OTHER     1,3,4,5    35950
Host Hotels & Resorts Inc       COM              44107P104     16387   4180278  SH        DEFINED   1,4,5    1656575         2523703
Host Hotels & Resorts Inc       COM              44107P104       530    135180  SH        OTHER     1,2,4,5   135180
Host Hotels & Resorts Inc       COM              44107P104       373     95219  SH        OTHER     1,3,4,5    95219
Inland Real Estate Corp         COM              457461200      1094    154300  SH        DEFINED   1,4,5                     154300
Kimco Realty Corporation        COM              49446R109       568     74500  SH        DEFINED   1,4,5                      74500
LaSalle Hotel Properties        COM              517942108      7977   1365983  SH        DEFINED   1,4,5     568857          797126
LaSalle Hotel Properties        COM              517942108       265     45400  SH        OTHER     1,2,4,5    45400
LaSalle Hotel Properties        COM              517942108       164     28000  SH        OTHER     1,3,4,5    28000
Liberty Property Trust          SH BEN INT       531172104       962     50800  SH        DEFINED   1,4,5                      50800
Macerich Company The            COM              554382101      5268    841479  SH        DEFINED   1,4,5     310778          530701
Macerich Company The            COM              554382101       165     26300  SH        OTHER     1,2,4,5    26300
Macerich Company The            COM              554382101       111     17800  SH        OTHER     1,3,4,5    17800
Mack-Cali Realty Corporation    COM              554489104      1686     85100  SH        DEFINED   1,4,5                      85100
National Retail Properties
 Inc                            COM              637417106     18856   1190380  SH        DEFINED   1,4,5     292323          898057
National Retail Properties
 Inc                            COM              637417106       347     21900  SH        OTHER     1,2,4,5    21900
National Retail Properties
 Inc                            COM              637417106       209     13200  SH        OTHER     1,3,4,5    13200
Nationwide Health Properties
 Inc                            COM              638620104     30413   1370594  SH        DEFINED   1,4,5     467532          903062
Nationwide Health Properties
 Inc                            COM              638620104      1041     46930  SH        OTHER     1,2,4,5    46930
Nationwide Health Properties
 Inc                            COM              638620104       766     34500  SH        OTHER     1,3,4,5    34500
Omega Healthcare Investors
 Inc                            COM              681936100       718     51000  SH        DEFINED   1,4,5                      51000
Parkway Properties Inc          COM              70159Q104       248     24100  SH        DEFINED   1,4,5                      24100
Plum Creek Timber Co Inc        COM              729251108     43043   1480655  SH        DEFINED   1,4,5     145205         1335450
ProLogis                        COM              743410102     28773   4426585  SH        DEFINED   1,4,5    1647058         2779527
ProLogis                        COM              743410102       829    127600  SH        OTHER     1,2,4,5   127600
ProLogis                        COM              743410102       636     97800  SH        OTHER     1,3,4,5    97800
PS Business Parks Inc           COM              69360J107     10875    295123  SH        DEFINED   1,4,5     122760          172363
PS Business Parks Inc           COM              69360J107       391     10600  SH        OTHER     1,2,4,5    10600
PS Business Parks Inc           COM              69360J107       287      7800  SH        OTHER     1,3,4,5     7800
Public Storage Inc              COM              74460D109     81950   1483261  SH        DEFINED   1,4,5     549804          933457
Public Storage Inc              COM              74460D109      2710     49049  SH        OTHER     1,2,4,5    49049
Public Storage Inc              COM              74460D109      1924     34815  SH        OTHER     1,3,4,5    34815
Realty Income Corp              COM              756109104      1366     72600  SH        DEFINED   1,4,5                      72600
Regency Centers Corp            COM              758849103     41882   1576278  SH        DEFINED   1,4,5     567743         1008535
Regency Centers Corp            COM              758849103      1249     47022  SH        OTHER     1,2,4,5    47022
Regency Centers Corp            COM              758849103       902     33950  SH        OTHER     1,3,4,5    33950
Senior Housing Properties
 Trust                          COM SH BEN INT   81721M109      2111    150600  SH        DEFINED   1,4,5                     150600
Simon Property Group Inc        COM              828806109     92098   2658714  SH        DEFINED   1,4,5     998572         1660142
Simon Property Group Inc        COM              828806109      3051     88075  SH        OTHER     1,2,4,5    88075
Simon Property Group Inc        COM              828806109      2096     60508  SH        OTHER     1,3,4,5    60508
Sovran Self Storage Inc         COM              84610H108       765     38100  SH        DEFINED   1,4,5                      38100
Taubman Centers Inc             COM              876664103     20776   1219274  SH        DEFINED   1,4,5     441398          777876
Taubman Centers Inc             COM              876664103       656     38470  SH        OTHER     1,2,4,5    38470
Taubman Centers Inc             COM              876664103       474     27800  SH        OTHER     1,3,4,5    27800
Universal Health Realty
 Income                         COM              91359E105       728     24900  SH        DEFINED   1,4,5                      24900
Ventas Inc                      COM              92276F100     42715   1889216  SH        DEFINED   1,4,5     637385         1251831
Ventas Inc                      COM              92276F100      1237     54708  SH        OTHER     1,2,4,5    54708
Ventas Inc                      COM              92276F100       891     39400  SH        OTHER     1,3,4,5    39400
Vornado Realty Trust            SH BEN INT       929042109     62056   1866919  SH        DEFINED   1,4,5     679020         1187899
Vornado Realty Trust            SH BEN INT       929042109      1426     42909  SH        OTHER     1,2,4,5    42909
Vornado Realty Trust            SH BEN INT       929042109       974     29301  SH        OTHER     1,3,4,5    29301
Washington REIT                 COM              939653101     14532    839988  SH        DEFINED   1,4,5     292745          547243
Washington REIT                 COM              939653101       827     47800  SH        OTHER     1,2,4,5    47800
Washington REIT                 COM              939653101       631     36500  SH        OTHER     1,3,4,5    36500

REPORT SUMMARY                          107 DATA RECORDS     1174464            5     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED